Prepaid Expenses and Other Current Assets (Details)		6 Months Ended
	Sep. 30, 2025 USD ($)	Mar. 31, 2026 USD ($)	Sep. 30, 2025 CNY (¥)
Prepaid Expenses and Other Current Assets [Line Items]
Expected to amortize over a period		12 months
Refundable equity investment prepayment		$ 2,000,000
Hangzhou Weishi [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Lend amount	$ 983,284		¥ 7,000,000
Interest rate	4.00%